Label	Element	Value
Nuveen Short Duration and Impact Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen Short Duration and Impact Bond Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following hereby replaces in its entirety the “Annual Fund Operating Expenses” table in the “Fees and expenses” section beginning on page 90 of the Statutory Prospectus in the “Summary information” section for the Nuveen Short Duration and Impact Bond Fund:

Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2028
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect estimates for the current fiscal year.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The following hereby replaces in its entirety the table in the “Example” sub-section of the “Fees and expenses” section on page 90 of the Statutory Prospectus in the “Summary information” section for the Nuveen Short Duration and Impact Bond Fund:

Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The following is hereby added after the final paragraph of the “Principal investment strategies” section beginning on page 92 of the Statutory Prospectus in the “Summary information” section for the Nuveen Short Duration and Impact Bond Fund:

The Fund may also seek exposure to Regulation S fixed-income securities through investment in a Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “Regulation S Subsidiary”). A Cayman Islands exempted company is a corporate entity established under the laws of the Cayman Islands for the purpose of conducting business mainly outside the Cayman Islands. Regulation S fixed-income securities are debt securities of U.S. and non-U.S. issuers that are issued through private placement offerings without registration with the Securities and Exchange Commission (“SEC”) pursuant to Regulation S under the Securities Act of 1933. These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to Regulation S. The Regulation S Subsidiary is advised by Nuveen Asset Management, LLC (“Nuveen Asset Management”) and has the same investment objective as the Fund, except that the Regulation S Subsidiary may invest without limitation in Regulation S securities.

The Fund may also seek exposure to certain bonds or fixed-income securities that are sold subject to selling restrictions under the Tax Equity and Fiscal Responsibility Act of 1982 (“TEFRA”), which generally restricts the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes) (“TEFRA Bonds”) through investment of up to 25% of its total assets in a separate Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “TEFRA Bond Subsidiary”). These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to TEFRA. The TEFRA Bond Subsidiary is advised by Nuveen Asset Management and has the same investment objective as the Fund, except that the TEFRA Bond Subsidiary may invest without limitation in TEFRA Bonds.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock	Nuveen Fixed-Income Funds Nuveen Short Duration and Impact Bond Fund SUPPLEMENT NO. 1 dated August 31, 2026, to the Statutory Prospectus dated August 1, 2026
Nuveen Short Duration and Impact Bond Fund | Regulation S Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Regulation S Securities Risk—The risk that Regulation S securities may be less liquid than publicly traded securities. Regulation S securities may not be subject to the disclosure and other investor protection requirements that would be applicable to publicly traded securities. As a result, Regulation S securities may involve a high degree of business and financial risk and may result in losses.
Nuveen Short Duration and Impact Bond Fund | Risks of Investments in the Fund’s TEFRA Bond Subsidiary [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risks of Investments in the Fund’s TEFRA Bond Subsidiary—The Fund may seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in the TEFRA Bond Subsidiary. Under the applicable U.S. Treasury regulations, income from the TEFRA Bond Subsidiary will only be considered qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), if certain conditions are met. The tax treatment of the investments in the TEFRA Bond Subsidiary could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.
Nuveen Short Duration and Impact Bond Fund | Risks of Investments in the Fund’s Wholly Owned Subsidiaries [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risks of Investments in the Fund’s Wholly Owned Subsidiaries—Neither the Regulation S Subsidiary nor the TEFRA Bond Subsidiary (together with the Regulation S Subsidiary, the “Subsidiaries”) is registered under the Investment Company Act of 1940 (the “1940 Act”), and the Subsidiaries are not subject to its investor protections (except as otherwise noted in the Prospectus). As an investor in the Subsidiaries, the Fund does not have all of the protections offered to investors by the 1940 Act. However, the Subsidiaries are wholly owned and controlled by the Fund and managed by Nuveen Asset Management.
Nuveen Short Duration and Impact Bond Fund | Risks of Investments in Short Duration and Impact Bond Fund’s TEFRA Bond Subsidiary[Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risks of Investments in each of the Core and Impact Bond Fund’s and Short Duration and Impact Bond Fund’s TEFRA Bond Subsidiary—The Core and Impact Bond Fund and the Short Duration and Impact Bond Fund may each also seek exposure to TEFRA Bonds through investment of up to 25% of its total assets in its TEFRA Bond Subsidiary. Under the applicable U.S. Treasury regulations, each Fund’s income inclusion with respect to a subsidiary will generally be treated as qualifying income under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), if either (A) there is a distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies. The tax treatment of each Fund’s investments in its TEFRA Bond Subsidiary could affect whether income derived from such investments is qualifying income, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.
Nuveen Short Duration and Impact Bond Fund | Risks of Investments in the Short Duration and Impact Bond Fund’s Wholly Owned Subsidiaries [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Risks of Investments in the Core and Impact Bond Fund’s, Green Bond Fund’s and Short Duration and Impact Bond Fund’s Wholly Owned Subsidiaries—The Funds, through their investment in the Core and Impact Bond Fund’s Regulation S Subsidiary, the Green Bond Fund’s Subsidiary, the Short Duration and Impact Bond Fund’s Regulation S Subsidiary, (together with the Core and Impact Bond Fund’s Regulation S Subsidiary and the Green Bond Fund’s Subsidiary, the “Regulation S Subsidiaries”) and the Core and Impact Bond Fund’s TEFRA Bond Subsidiary and the Short Duration and Impact Bond Fund’s TEFRA Bond Subsidiary (together with the Regulation S Subsidiaries, the “Subsidiaries”), are indirectly exposed to the risks associated with the Subsidiaries’ investments. There can be no assurance that the investment objective of the Funds or the Subsidiaries will be achieved. Further, the Subsidiaries are not registered under the 1940 Act and, therefore, are not subject to the investor protections (except as otherwise noted in the Prospectus) of the 1940 Act. As an investor in a Subsidiary, a Fund does not have all of the protections offered to investors by the 1940 Act. However, each Subsidiary is wholly owned and controlled by the applicable Fund and managed by Nuveen Asset Management. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Funds to invest in the Subsidiaries as described in this Prospectus and in the Funds’ SAI and could adversely affect the Funds.

Nuveen Short Duration and Impact Bond Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.49%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	126
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	243
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 586
Nuveen Short Duration and Impact Bond Fund | Premier Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.20%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	175
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	330
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 779
Nuveen Short Duration and Impact Bond Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.26%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	472
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,199
Nuveen Short Duration and Impact Bond Fund | Retirement Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.44%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.74%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	381
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 889
Nuveen Short Duration and Impact Bond Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.53%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	139
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	266
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 635

[1]	Restated to reflect estimates for the current fiscal year.
[2]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Class A shares; (ii) 0.50% of average daily net assets for Class I shares; (iii) 0.50% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Class R6 shares; and (v) 0.60% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2028, unless changed with approval of the Board of Trustees. Nuveen Fund Advisors has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.01%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.